Equity Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,257,648	$ 1,769,877
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)	600,000
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)	3,240,000
Vested (in shares)	(260,000)
Non-vested, ending balance (in shares)	2,980,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)	$ 5.81
Vested (in dollars per share)	4.57
Non-vested, ending balance (in dollars per share)	$ 5.92
Remaining unrecognized compensation cost for shares granted	$ 5,483,193
Recognition period	2 years
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,257,648	$ 1,769,877